Going Concern, Liquidity, and Management’s Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Going Concern, Liquidity, and Management’s Plans

2. Liquidity

Through September 30, 2024, the Company’s primary capital requirements have been for cash used in operating activities and for the repayment of debt. Funds for the Company’s cash and liquidity needs have historically not been generated from operations but rather from loans as well as from convertible debt and equity financing. The Company has been dependent on raising capital from debt and equity financing to meet the Company’s operating needs.

The Company had an accumulated deficit of $87.0 million as of September 30, 2024, having incurred a net loss of $4.1 million during the nine months ended September 30, 2024.

On October 7, 2024, the Company satisfied all of its secured debt and $2.5 million of unsecured debt by assigning ownership of its subsidiary, Craft C+P, to the creditors of that debt, who additionally surrendered to the Company 44,279 shares of Series C Preferred Stock. The transaction substantially reduced the Company’s debt obligations. On the same day, Beeline merged into a wholly-owned subsidiary of the Company. Beeline used $8.6 million in operating activities during 2023 and $10.1 million in operating activities during the first six months of 2024, funds that it obtained from a variety of debt and equity financing transactions.

The Company’s ability, therefore, to meet its ongoing operating cash needs over the next 12 months will depend in part on generating positive operating cash flow through increased sales. However, the Company will continue to depend, for the foreseeable future, on debt and/or equity financing. If the Company is unable to obtain additional financing, or additional financing is not available on acceptable terms, the Company may seek to sell assets, reduce operating expenses, reduce or eliminate marketing initiatives, and take other measures that could impair its ability to be successful.

Although the Company’s audited financial statements for the year ended December 31, 2023 were prepared under the assumption that it would continue operations as a going concern, the report of its independent registered public accounting firm that accompanied the financial statements for the year ended December 31, 2023 contained a going concern explanatory paragraph in which such firm expressed substantial doubt about the Company’s ability to continue as a going concern, based on the financial statements at that time. If the Company cannot continue as a going concern, its stockholders would likely lose most or all of their investment in it.

Eastside Distilling, Inc. and Subsidiaries

Notes to Consolidated Financial Statements

September 30, 2024

(Unaudited)

2. Liquidity

The Company’s primary capital requirements are for cash used in operating activities and the repayment of debt. Funds for the Company’s cash and liquidity needs have historically not been generated from operations but rather from loans as well as from convertible debt and equity financing. The Company has been dependent on raising capital from debt and equity financing to meet the Company’s operating needs.

The Company had an accumulated deficit of $82.7 million as of December 31, 2023, having incurred a net loss of $7.5 million during the year ended December 31, 2023.

The Company reduced debt in 2023 through a debt for preferred swap. However, the Company’s ability to meet its ongoing operating cash needs over the next 12 months depends on growing revenues and gross margins, and generating positive operating cash flow primarily through increased sales, improved profit growth, and controlling expenses. In addition, the Company has been negotiating with creditors to reduce the interest burden and improve cash flow. if the Company is unable to reach an agreement with creditors or obtain additional financing, or additional financing is not available on acceptable terms, the Company may seek to sell assets, reduce operating expenses, reduce or eliminate marketing initiatives, and take other measures that could impair its ability to be successful.

Although the Company’s audited financial statements for the year ended December 31, 2023 were prepared under the assumption that it would continue operations as a going concern, the report of its independent registered public accounting firm that accompanied the financial statements for the year ended December 31, 2023 contained a going concern explanatory paragraph in which such firm expressed substantial doubt about the Company’s ability to continue as a going concern, based on the financial statements at that time. If the Company cannot continue as a going concern, its stockholders would likely lose most or all of their investment in it.

Beeline Financial Holdings Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Going Concern, Liquidity, and Management’s Plans

NOTE 2 – GOING CONCERN, LIQUIDITY, AND MANAGEMENT’S PLANS

These unaudited consolidated financial statements have been prepared on a basis that assumes Beeline will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business. Beeline has incurred recurring losses from operations since its inception and is dependent on debt and equity financing. These factors raise substantial doubt about Beeline’s ability to continue as a going concern for the twelve months following the issuance of these financial statements. The consolidated financial statements do not include any adjustments to the carrying amounts and classification of assets, liabilities, and reported expenses that may be necessary if Beeline were unable to continue as a going concern.

Management believes that its available funds and cash flow from operations may not be sufficient to meet our working capital requirements for the twelve months subsequent to the issuance of our financial statements. In order to accomplish its business plan objectives, Beeline will need to either increase revenues or raise capital by the issuance of debt and/or equity and stock or sell Beeline to a strategic acquirer.

Management believes that it will be successful in obtaining additional financing based on its limited history of raising funds; however, there can be no assurances that our business plans and actions will be successful, that we will generate anticipated revenues, or that unforeseen circumstances will not require additional funding sources in the future or effectuate plans to conserve liquidity. Future efforts to raise additional funds may not be successful or they may not be available on acceptable terms, if at all.

BEELINE FINANCIAL HOLDINGS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENT

September 30, 2024

(Unaudited)

NOTE 2 – GOING CONCERN, LIQUIDITY, AND MANAGEMENT’S PLANS

These consolidated financial statements have been prepared on a basis that assumes Beeline will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business. Beeline has incurred recurring losses from operations since its inception and is dependent on debt and equity financing. These factors raise substantial doubt about Beeline’s ability to continue as a going concern for the twelve months following the issuance of these financial statements. The consolidated financial statements do not include any adjustments to the carrying amounts and classification of assets, liabilities, and reported expenses that may be necessary if Beeline were unable to continue as a going concern.

Management believes that its available funds and cash flow from operations may not be sufficient to meet our working capital requirements for the twelve months subsequent to the issuance of our financial statements. In order to accomplish its business plan objectives, Beeline will need to either increase revenues or raise capital by the issuance of debt and/or equity or sell Beeline to a strategic acquirer. In October 2024, Beeline was acquired by Eastside Distilling, Inc. (see Note 14)

Beeline Financial Holdings, Inc.

Notes to Consolidated Financial Statements

December 31, 2023 and 2022

Management believes that it will be successful in obtaining additional financing based on its limited history of raising funds; however, there can be no assurances that our business plans and actions will be successful, that we will generate anticipated revenues, or that unforeseen circumstances will not require additional funding sources in the future or effectuate plans to conserve liquidity. Future efforts to raise additional funds may not be successful or they may not be available on acceptable terms, if at all.